CONDENDSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 564,302	$ 310,140	$ 66,554
Accounts Receivable, Net	117,479	214,920	170,600
Inventories, Net	1,081,439	953,627	687,181
Deferred Offering Costs		0	199,571
Prepaid Expenses and Other Assets	233,086	200,936	85,768
Total Current Assets	1,996,306	1,679,623	1,209,674
Tooling and Equipment, Net	415,009	446,329	664,967
Patents and Trademarks, Net	524,547	495,608	551,307
Software Development Costs, Net	884,351	240,561	0
Debt Issuance Costs, Net	124,228	0
Total Assets	3,944,441	2,862,121	2,425,948
Current Liabilities
Accounts Payable	1,741,994	2,420,571	2,896,567
Lines of Credit (Note 13)		0	112,500
Notes Payable	89,677	278,467	258,209
Current Portion of Long-term Debt, net of discount	98,106	99,320	1,060,188
Current Portion of Capital Leases	21,792	24,670	57,244
Customer Deposits	177,261	170,777	63,079
Accrued Interest	64,800	36,935	161,703
Accrued Expenses	634,308	554,264	519,672
Other Taxes Payable	46,800	75,851	21,486
Total Current Liabilities	2,874,738	3,660,855	5,150,648
Long-Term Liabilities
Long Term Derivative Liability	9,920,807	12,035,816	0
Accrued Compensation (Note 18)		0	1,010,096
Long Term Portion of Term Debt, net of discount	1,067,827	170,496	1,715,253
Long Term Portion of Capital Leases	0	16,882	40,041
Long Term Portion of Accrued Interest	54,257	16,365	719,475
Total Long-Term Liabilities	11,042,891	12,239,559	3,484,865
Total Liabilities	13,917,629	15,900,414	8,635,513
Commitments and Contingencies (Note 13 and Note 14)	0	0
Stockholders’ Deficit
Preferred Stock	0	0	0
Common Stock	10,817	9,600	3,537
Additional Paid-in Capital	27,858,832	23,244,639	19,933,202
Accumulated (Deficit)	(37,842,837)	(36,292,532)	(26,146,304)
Total Stockholders’ Deficit	(9,973,188)	(13,038,293)	(6,209,565)
Total Liabilities and Stockholders’ Deficit	$ 3,944,441	$ 2,862,121	$ 2,425,948